SCHEDULE OF INVENTORY, NET (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Inventory Disclosure [Abstract]
Merchandise and packing materials		¥ 50,061	¥ 60,043
Less: inventory write-downs		(7,345)	(5,392)
Total inventories, net	$ 6,016	¥ 42,716	¥ 54,651